Investment Risks - NELSON SELECT ETF	Aug. 19, 2025
ADR Risk [Member]
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ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Allocation Risk [Member]
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Allocation Risk. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the assets could cause the Fund to lose value or its results lag relevant benchmarks or other funds with similar objectives.

Asset-Backed and Mortgage-Backed Securities Risk [Member]
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Asset-Backed and Mortgage-Backed Securities Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

Cash and Cash Equivalents Risk [Member]
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Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Corporate Bond Risk [Member]
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Corporate Bond Risk. Corporate bonds are backed only by the issuer, and therefore, investments in corporate bonds are subject to issuer risk. Additionally, credit risk is created when the debt issuer fails to pay interest and principal in a timely manner, or negative perceptions of the issuer’s ability to make such payments may cause the price of that debt to decline.

Futures Risk [Member]
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Futures Risk. Investment in futures contracts involves leverage which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Adviser’s expectations and may not produce the desired results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index or reference asset because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they may be based. The Adviser’s use of futures for hedging purposes may not work as intended, resulting in losses for the Fund. The use of futures for hedging purposes may also limit potential gains for the Fund when compared to unhedged funds.

Investments in futures contracts are subject to the volatility of the markets in which they trade. Prices of commodities, currencies, and financial instruments can fluctuate widely due to factors like changes in interest rates, exchange rates, government policies, and supply and demand dynamics. The futures markets are subject to comprehensive regulation. Changes in regulations or their enforcement could impact the strategies used by managed futures ETFs, potentially affecting performance. Managed futures strategies depend on a range of operational processes, including order execution, settlement, and clearing. Failures in these processes can result in unexpected losses.

Emerging Markets Risk [Member]
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Emerging Markets Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. There may be less reliable or publicly available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards (including material limits on Public Company Accounting Oversight Board inspection, investigation and enforcement), which could cause errors in the implementation of the Fund’s investment strategy.

ETF Structure Risk [Member]
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ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the shares and the Fund’s NAV.

Exchange Traded Funds Risk [Member]
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Exchange Traded Funds Risk. The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each other ETF is subject to specific risks, depending on the nature of the ETF.

Fixed Income Risk [Member]
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Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by an American Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by an American Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

Below Investment Grade Securities Risk [Member]
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Below Investment Grade Securities Risk. Although bonds rated below investment grade (also known as “junk” securities) generally pay higher rates of interest than investment grade bonds, bonds rated below investment grade are higher risk, which may result in loss of income and principal.

Foreign Risk [Member]
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Foreign Risk. Investing in notes of foreign issuers involves risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Large Capitalization Stock Risk [Member]
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Large Capitalization Stock Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities market.

Management Risk [Member]
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Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, trade barriers, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Master-Limited Partnership (MLP) Risk [Member]
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Master-Limited Partnership (MLP) Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Money Market Risk [Member]
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Money Market Risk. The Fund’s investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected change in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price. Recent changes in the regulation of money market funds may affect the operations and structures of money market funds.

Options Risk [Member]
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Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio manager to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may turn over its portfolio investments for a variety of reasons, including for asset allocation rebalances, temporary defensive positions, dividend capture strategies, or short-term trading strategies. Investments may be sold when, in the opinion of the Adviser, investment considerations warrant such action, without regard to the length of time held. These policies, together with the ability of the Fund to effect short sales of securities and to engage in transactions in derivatives, may have the effect of increasing the Fund’s annual rate of portfolio turnover. If investments are not held for the applicable holding periods, dividends paid on them will not qualify for advantageous U.S. federal tax rates.

Preferred Stock Risk [Member]
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Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Real Estate Investment Trust (REIT) Risk [Member]
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Real Estate Investment Trust (REIT) Risk. The value of securities issued by a REIT may be affected by changes in the value of the underlying property owned by the REITs and the value of mortgage REITs may be affected by the quality of loan assets. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

Small and Medium Capitalization Stock Risk [Member]
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Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

U.S. Treasuries Risk [Member]
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U.S. Treasuries Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

Risk Lose Money [Member]
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Risk [Text Block]	As with all ETFs, there is the risk that you could lose money through your investment in the Fund.